UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents		$ 3,085	$ 3,201
Financial assets		427	512
Accounts receivable and other		5,528	5,336
Inventory		558	583
Assets classified as held for sale		1,336	2,346
Current assets		10,934	11,978
Property, plant and equipment		63,692	66,797
Intangible assets		14,692	15,765
Investments in associates and joint ventures		6,960	6,377
Investment properties		3,148	2,771
Goodwill		17,632	19,210
Financial assets		543	493
Other assets		4,226	4,551
Deferred income tax asset		121	208
Total assets		121,948	128,150
Liabilities
Accounts payable and other		6,745	6,893
Corporate borrowings		467	735
Non-recourse borrowings		3,774	6,013
Financial liabilities		436	330
Liabilities directly associated with assets classified as held for sale		883	1,289
Current liabilities		12,305	15,260
Corporate borrowings		4,796	4,212
Non-recourse borrowings		53,428	53,538
Financial liabilities		2,972	3,094
Other liabilities	[1]	6,176	6,688
Deferred income tax liability		9,728	9,798
Preferred shares		20	20
Total liabilities		89,425	92,610
Partnership capital
Limited partners		4,413	4,889
General partner		24	25
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		1,834	2,017
BIPC exchangeable shares and class A.2 exchangeable shares		1,314	1,440
Exchangeable units	[2]	54	61
Perpetual subordinated notes		293	293
Interest of others in operating subsidiaries		23,862	26,086
Preferred unitholders		729	729
Total partnership capital		32,523	35,540
Total liabilities and partnership capital		$ 121,948	$ 128,150

[1]	1.$2.0 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability
[2]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.